SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12  SUBSEQUENT EVENTS

On February 1, 2019, Mr. Donald B. Pettigrew, the Company’s President and Chief Commercial Officer, was promoted to President and Chief Executive Officer, replacing Mr. Daniel S. Goldberger as interim Chief Executive Officer.  Mr. Goldberger remains our Chairman of the Board and, effective February 1, 2019, was appointed Executive Chairman.